LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2011
LAND USE RIGHT, NET

9. LAND USE RIGHT, NET

	December 31
	2010	2011
Land use right	$3,309,402	$3,478,420
Less: Accumulated amortization	(311,907)	(397,592)

	$2,997,495	$3,080,828

All land in the PRC is owned by the PRC government. Limited liability companies, joint stock companies, foreign-invested enterprises, privately held companies and individual natural persons must pay fees for granting of rights to use land. Legal use of land is evidenced and sanctioned by land use certificates issued by the local municipal administration of land resources. Land use rights granted for industrial purposes are limited to a term of no more than 50 years.

In August 2009, the Company returned to the land authority a portion of the land use right located in ZiZhu Science Park with coverage of 40,002 square meters which was originally reserved for its plan of investing in two eight-inch wafer facilities, as the Company changed its strategy and plan. See Note 15 for a discussion of contingencies related to the land use right.

Amortization expense for 2009, 2010 and 2011 was $88,852, $64,601 and $67,918, respectively. The estimated amortization expense for each of the five succeeding years is $69,755.